Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stock Options [Abstract]
Schedule of outstanding stock options and changes
Stock Options	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Options outstanding at January 1, 2020	278,506	$0.0001	—
Granted	6,667	$0.001	—
Exercised	—	$—	—
Forfeited	—	$—	—
Options outstanding March 31, 2020	285,173	$0.0001	$4,177,590
Shares exercisable at March 31, 2020	59,701	$0.0001	$895,505

	For the year ended December 31, 2019
Stock Options	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Options outstanding at January 1	271,839	$0.0001	—
Granted	6,667	$0.001	—
Exercised	—	$—	—
Forfeited	—	$—	—
Options outstanding December 31	278,506	$0.0001	$4,177,590
Shares exercisable at December 31	55,257	$0.0001	$828,855